leases	6 Months Ended
Jun. 30, 2020
leases
leases

19   leases

Maturity analyses of lease liabilities are set out in Note 4(b) and Note 26(g); the period interest expense in respect thereof is set out in Note 9. The additions to, the depreciation charges for, and the carrying amount of, right-of-use lease assets are set out in Note 17. We have not currently elected to exclude low-value and short-term leases from lease accounting.

		Three months		Six months
Periods ended June 30 (millions)	Note	2020	2019	2020	2019
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues		$5	$4	$9	$9
Other sublet revenue included in other operating income	7	$—	$1	$1	$1
Lease payments		$98	$81	$200	$184